Parent Company Only Condensed Financial Information	3 Months Ended
Mar. 31, 2012
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 20 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets of LaPorte Bancorp, Inc. at March 31, 2012 (unaudited), December 31, 2011 and 2010 were as follows:

CONDENSED BALANCE SHEETS

	March 31,	December 31,
	2012	2011	2010
ASSETS
Cash and cash equivalents	$1,697	$2,032	$670
ESOP loan receivable	1,415	1,415	1,488
Investment in banking subsidiary	57,232	56,071	52,068
Investment in statutory trust	155	155	155
Accrued interest receivable and other assets	1,505	1,402	1,012

Total assets	$62,004	$61,075	$55,393

LIABILITIES AND SHAREHOLDER’S EQUITY
Subordinated debentures	$5,155	$5,155	$5,155
Accrued interest payable and other liabilities	259	217	190
Shareholders’ equity	56,590	55,703	50,048

Total liabilities and shareholders’ equity	$62,004	$61,075	$55,393

Condensed statements of income of LaPorte Bancorp, Inc. for the three months ended March 31, 2012 and 2011 (unaudited) and for the years ended December 31, 2011 and 2010 were as follows:

CONDENSED STATEMENTS OF INCOME

	March 31,		December 31,
	2012	2011	2011	2010

Dividends from banking subsidiary	$—	$—	$2,265	$—
Interest income	12	13	50	58
Interest expense	(70)	(69)	(281)	(281)
Other expense	(81)	(72)	(197)	(182)

Income (loss) before income tax and undistributed subsidiary income	(139)	(128)	1,837	(405)

Income tax benefit	(47)	(44)	(146)	(138)
Equity in undistributed income or net income of banking subsidiary	1,019	862	1,259	2,858

Net income	$927	$778	$3,242	$2,591

Condensed statements of cash flows of LaPorte Bancorp, Inc. for the three months ended March 31, 2012 and 2011 (unaudited) and for the years ended December 31, 2011 and 2010 were as follows:

CONDENSED STATEMENTS OF CASH FLOWS

	March 31,		December 31,
	2012	2011	2011	2010
Cash flows from operating activities
Net income	$927	$778	$3,242	$2,591
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income or net income of banking subsidiary	(1,019)	(862)	(1,259)	(2,858)
Change in other assets	(105)	(56)	(385)	27
Change in other liabilities	48	7	11	6

Net cash from operating activities	(149)	(133)	1,609	(234)

Cash flows from investing activities
Payments received on ESOP loan	—	—	73	70

Net cash from investing activities	—	—	73	70

Cash flows from financing activities
Purchase of treasury stock	—	—	(134)	(111)
Dividends paid on common stock	(186)	—	(186)	—

Net cash from financing activities	(186)	—	(320)	(111)

Net change in cash and cash equivalents	(335)	(133)	1,362	(275)

Beginning cash and cash equivalents	2,032	670	670	945

Ending cash and cash equivalents	$1,697	$537	$2,032	$670